VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET - Finance Lease Assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Leases [Abstract]
Cost, beginning balance	$ 140,501
Accumulated depreciation, beginning balance	(49,825)
Net carrying amount, beginning balance	84,709
Amortization of leased asset	(5,967)
Accumulated depreciation, ending balance	(55,792)
Net carrying amount, ending balance	90,676
Cost, ending balance	$ 140,501